Segment information (Tables)	12 Months Ended
Jun. 30, 2021
Segment information
Schedule of segment information

										Chemicals			Chemicals			Chemicals
	Mining			Gas			Fuels			Africa****			America			Eurasia			Corporate Centre			Total****
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement*
External turnover	2 025	1 343	3 222	7 321	8 350	8 316	59 393	60 816	76 985	58 260	51 600	52 607	29 358	28 721	21 419	45 539	39 537	40 967	14	—	60	201 910	190 367	203 576
Total turnover	21 704	19 891	20 876	10 990	12 419	12 665	60 649	62 553	78 624	60 597	54 310	54 817	29 360	28 809	21 424	46 038	39 989	41 423	26	30	78	229 364	218 001	229 907
Intersegmental turnover	(19 679)	(18 548)	(17 654)	(3 669)	(4 069)	(4 349)	(1 256)	(1 737)	(1 639)	(2 337)	(2 710)	(2 210)	(2)	(88)	(5)	(499)	(452)	(456)	(12)	(30)	(18)	(27 454)	(27 634)	(26 331)
Equity accounted profits, net of tax	(3)	(2)	—	—	—	—	742	(347)	908	83	21	37	—	—	—	1	—	147	(9)	(19)	(18)	814	(347)	1 074
Earnings/(loss) before interest and tax	3 227	2 756	4 701	6 656	5 527	3 948	(18 170)	(11 609)	10 769	6 957	(17 035)	3 474	8 116	(77 556)	(15 382)	4 680	(894)	3 100	5 153	(13 115)	(2 176)	16 619	(111 926)	8 434
Remeasurement items**	46	113	45	(655)	(30)	1 977	23 196	11 990	447	7 889	24 122	3 928	(7 336)	73 166	13 765	(86)	2 387	(104)	164	230	4	23 218	111 978	20 062
Depreciation and amortisation	2 223	2 080	1 805	1 463	2 002	2 100	3 401	4 809	4 832	4 461	5 649	5 577	3 637	5 085	1 532	1 687	1 821	1 244	772	881	724	17 644	22 327	17 814
Statement of cash flows*
Additions to non-current assets***	2 704	2 859	2 912	711	1 539	1 165	3 549	5 232	7 415	5 508	6 845	8 748	1 152	15 654	31 866	1 796	2 158	2 841	528	877	853	15 948	35 164	55 800
*	Comparative financial results have been revised to reflect the revised composition of the group’s reportable segments under the Sasol 2.0 operating model.
**	Excludes equity accounted investments.
***	Excludes capital project related payables.

**** Chemicals Africa results for 2019 and 2020 have been revised for the correction of the prior period errors. Refer note 1.

Schedule of geographic segmentation

	South Africa			Rest of Africa			United States			Rest of North America			Europe			Rest of World			Total operations
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
External turnover*	84 844	84 528	100 955	8 853	7 776	8 814	31 247	28 295	24 452	4 183	3 758	3 285	48 529	44 280	45 202	24 254	21 730	20 868	201 910	190 367	203 576
Earnings/(loss) before interest and tax**	(7 523)	(37 029)	17 313	4 541	1 821	707	9 616	(75 827)	(15 022)	646	(481)	(2 721)	5 354	105	5 017	3 985	(515)	3 140	16 619	(111 926)	8 434
Tax paid	6 622	3 138	933	955	1 607	1 548	(3 340)	20	5	—	—	1	997	854	1 398	46	40	61	5 280	5 659	3 946
Non-current assets***	76 070	106 922	143 957	14 116	18 896	19 323	113 088	106 371	188 380	—	1 329	1 180	16 748	18 948	15 944	10 455	11 968	9 601	230 477	264 434	378 385
*	The analysis of turnover is based on the location of the customer.
**	Includes equity accounted profits/(losses) remeasurement items.

*** Excludes deferred tax assets and post-retirement benefit assets.